CAMINO ROJO PROJECT LOAN - Loss on early settlement of project loan (Details) shares in Millions		1 Months Ended	12 Months Ended
	Dec. 28, 2019 $ / shares	Dec. 31, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($) shares
Disclosure of detailed information about borrowings [line items]
Maturity term		5 years
Unamortized transaction costs written off (non-cash)			$ 10,719,000
Early repayment premium paid (cash)			2,500,000
Loss on early settlement of project loan			13,219,000
Camino Rojo project loan
Disclosure of detailed information about borrowings [line items]
Number of common purchase warrants issued | shares				32.5
Warrants exercise price | $ / shares	$ 3.00
Transaction costs				$ 12,039,000
Loss on early settlement of project loan			$ 13,219,000